American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2025

Ginnie Mae - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	944,072	959,726
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	744,259	749,226
GNMA, VRN, 4.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,324,534	1,348,951
GNMA, VRN, 5.50%, (1-year H15T1Y plus 1.50%), 3/20/48	480,791	477,693
GNMA, VRN, 4.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,059,850	1,078,238
		4,613,834
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.6%
GNMA, 2.50%, TBA	9,124,000	7,753,136
GNMA, 5.50%, TBA	28,578,000	28,624,433
GNMA, 6.00%, TBA	10,740,000	10,886,394
GNMA, 6.50%, TBA	7,770,000	7,962,173
GNMA, 7.00%, 12/20/25 to 12/20/29	87,330	90,333
GNMA, 6.50%, 1/20/26 to 11/15/38	668,543	699,668
GNMA, 6.00%, 3/20/26 to 10/20/54	11,925,149	12,337,008
GNMA, 8.00%, 6/15/26 to 7/20/30	17,110	17,262
GNMA, 8.50%, 12/15/29 to 12/15/30	21,652	22,909
GNMA, 7.50%, 2/20/31	21,859	22,699
GNMA, 4.50%, 7/15/33 to 3/20/54	26,304,355	25,406,644
GNMA, 5.50%, 6/20/36 to 4/20/55	10,537,403	10,638,799
GNMA, 4.00%, 12/20/39 to 4/20/52	32,664,526	30,651,781
GNMA, 5.00%, 6/20/40 to 1/20/55	39,488,812	38,901,967
GNMA, 3.50%, 12/20/41 to 3/20/52	27,873,010	25,598,839
GNMA, 3.00%, 4/20/44 to 11/20/51	50,188,359	44,499,036
GNMA, 2.50%, 7/20/46 to 11/20/52	60,366,777	51,407,704
GNMA, 2.00%, 10/20/50 to 11/20/51	60,844,527	49,612,750
GNMA, 3.50%, 2/20/52(1)	9,358,649	8,552,057
		353,685,592
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $378,169,552)		358,299,426
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
GNMA, Series 2003-110, Class F, VRN, 4.83%, (1-month SOFR plus 0.51%), 10/20/33	339,380	339,341
GNMA, Series 2003-66, Class HF, VRN, 4.88%, (1-month SOFR plus 0.56%), 8/20/33	194,038	193,965
GNMA, Series 2004-76, Class F, VRN, 4.83%, (1-month SOFR plus 0.51%), 9/20/34	338,814	336,908
GNMA, Series 2005-13, Class FA, VRN, 4.63%, (1-month SOFR plus 0.31%), 2/20/35	734,860	730,612
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	813,725	813,533
GNMA, Series 2007-58, Class FC, VRN, 4.93%, (1-month SOFR plus 0.61%), 10/20/37	489,726	487,889
GNMA, Series 2008-2, Class LF, VRN, 4.89%, (1-month SOFR plus 0.57%), 1/20/38	629,234	627,403
GNMA, Series 2008-27, Class FB, VRN, 4.98%, (1-month SOFR plus 0.66%), 3/20/38	1,137,631	1,134,494
GNMA, Series 2008-61, Class KF, VRN, 5.10%, (1-month SOFR plus 0.78%), 7/20/38	590,795	589,720
GNMA, Series 2008-88, Class UF, VRN, 5.43%, (1-month SOFR plus 1.11%), 10/20/38	518,270	518,394
GNMA, Series 2009-92, Class FJ, VRN, 5.11%, (1-month SOFR plus 0.79%), 10/16/39	304,572	305,015
GNMA, Series 2021-175, Class LI, SEQ, IO, 3.00%, 4/20/51	25,603,583	3,501,431
GNMA, Series 2023-170, Class LZ, SEQ, 6.00%, 11/20/53	3,984,952	4,042,125
GNMA, Series 2023-55, Class KI, IO, 3.50%, 11/20/50	25,761,339	4,807,197
GNMA, Series 2024-44, Class D, SEQ, 4.50%, 6/20/51	7,448,052	7,418,144
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,585,628)		25,846,171

SHORT-TERM INVESTMENTS — 7.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	70,747	70,747
Repurchase Agreements — 7.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $3,030,760), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $2,971,227)		2,970,868
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 1/15/35, valued at $23,479,417), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $23,021,807)		23,019,000
		25,989,868
TOTAL SHORT-TERM INVESTMENTS (Cost $26,060,615)		26,060,615
TOTAL INVESTMENT SECURITIES — 112.0% (Cost $428,815,795)		410,206,212
OTHER ASSETS AND LIABILITIES — (12.0)%		(43,947,224)
TOTAL NET ASSETS — 100.0%		$366,258,988

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	13	September 2025	$1,485,453	$26,381
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	44	September 2025	$9,153,031	$(33,773)
U.S. Treasury Long Bonds	14	September 2025	1,616,563	(46,731)
			$10,769,594	$(80,504)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $508,994.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$358,299,426	—
U.S. Government Agency Collateralized Mortgage Obligations	—	25,846,171	—
Short-Term Investments	$70,747	25,989,868	—
	$70,747	$410,135,465	—
Other Financial Instruments
Futures Contracts	$26,381	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$80,504	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.